UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
		"WASHINGTON, D.C. 20549"

		FORM 13F
          FORM 13F COVER PAGE
"Report for the Calendar Year or Quarter Ended: September 30, 2010"
Check here if Amendment [   ]; Amendment Number:

This Amendment (Check only one.):[   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Menlo Advisors LLC
Address:       800 Oak Grove Avenue
               Suite 205
"               Menlo Park, CA 94025"

13F File Number:  28-10719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and" "that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of" this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Kent R. Seymour
Title:         President
Phone:         650-688-0300
"Signature, Place, and Date of Signing:"

"    Kent R. Seymour    Menlo Park, CA     October 21, 2010"

Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      32

"Form 13F Information Table Value Total:      $111,015"


List of Other Included Managers:

NONE

                                        	       FORM 13F INFORMATION TABLE
                                                                                                            Voting Authority
                                                                          FORM 13F INFORMATION TABLE
                                                                                                             Voting Authority
                                Title of                       Value     Shares/  Sh/ Put/ Invstmt  Other
Name of Issuer                  class               CUSIP      (x$1000)  Prn Amt  Prn Call Dscretn  Managers Sole Shared None
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
------------------------------  ----------------    ---------  --------  -------- --- ---- -------  ----------------------------
ABBOTT LABORATORIES             COM                  002824100       4878    93385SH       SOLE                  0      093385
ACCURAY INC                     COM                  004397105        529    85000SH       SOLE                  0      085000
APPLE INC                       COM                  037833100       4312    15198SH       SOLE                  0      015198
ATP OIL & GAS CORP              COM                  00208j108       2440   178780SH       SOLE                  0      0178780
AVIAT NETWORKS INC              COM                  05366y102         41    10104SH       SOLE                  0      010104
BERKSHIRE HATHAWAY B            CL B                 084670702       4939    59735SH       SOLE                  0      059735
CISCO SYSTEMS INC               COM                  17275r102        224    10240SH       SOLE                  0      010240
E M C CORP MASS                 COM                  268648102       4433   218265SH       SOLE                  0      0218265
EMPIRE DISTRICT ELEC CO         COM                  291641108       3553   176325SH       SOLE                  0      0176325
ENERPLUS RES FD NEW F TR        UNIT TR G NE         29274d604       4606   178865SH       SOLE                  0      0178865
FOREST LABORATORIES INC         COM                  345838106       4711   152325SH       SOLE                  0      0152325
GENERAL DYNAMICS CORP           COM                  369550108       4151    66085SH       SOLE                  0      066085
GENERAL GROWTH PPTYS            COM                  370021107       2666   170915SH       SOLE                  0      0170915
GOOGLE INC CLASS A              CL A                 38259p508        943     1793SH       SOLE                  0      01793
HARRIS CORPORATION              COM                  413875105       3380    76305SH       SOLE                  0      076305
I T T CORP NEW INDIANA          COM                  450911102       3369    71945SH       SOLE                  0      071945
INTERDIGITAL INC                COM                  45867g101       4908   165765SH       SOLE                  0      0165765
ISHARES MSCI EMRG MKT FD        MSCI EMERG MKT       464287234       4974   111111SH       SOLE                  0      0111111
ISHARES TR BARCLAYS INT         BARCLYS INTER CR     464288638        697     6430SH       SOLE                  0      06430
ISHARES TR BARCLAYS TIPS        BARCLYS TIPS BD      464287176       5951    54565SH       SOLE                  0      054565
L H C GROUP                     COM                  50187a107       1846    79585SH       SOLE                  0      079585
MARKET VCTORS GOLD MINERS       GOLD MINER ETF       57060u100       5430    97078SH       SOLE                  0      097078
MICROSOFT CORP                  COM                  594918104       4742   193620SH       SOLE                  0      0193620
NOBLE CORP F                    NAMEN -AKT           h5833n103       4247   125685SH       SOLE                  0      0125685
PPL CORPORATION                 COM                  69351t106       3643   133795SH       SOLE                  0      0133795
SPDR GOLD TRUST GOLD            GOLD SHS             78463v107       5959    46589SH       SOLE                  0      046589
SUPERIOR ENERGY SERVICES        COM                  868157108       5853   219310SH       SOLE                  0      0219310
TELECOMMUNICATIONS SYS          CL A                 87929j103       1439   367919SH       SOLE                  0      0367919
TEMPLETON GLOBAL INCM FD        COM                  880198106       4181   387830SH       SOLE                  0      0387830
VEECO INSTRUMENTS INC           COM                  922417100       2712    77765SH       SOLE                  0      077765
VODAFONE GROUP ADR F            SPONS ADR NEW        92857w209       4716   190075SH       SOLE                  0      0190075
WSDOMTREE TR CHINESE YUAN FUND  CHINESE YUAN ETF     97717w182        542    21350SH       SOLE                  0      021350


